INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax expense (benefit) computed at statutory rates, see (*) below	[1]	$ 48,433	$ 52,650	$ (10,972)
Effect of tax rate change on deferred tax liabilities, net(**)	[2]	(16,078)
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit		(33,298)	(4,772)	6,108
Gain on acquisition			(10,450)
Tax benefits for which deferred taxes were not recorded, see F below		(15,103)	(23,489)	11,687
Change in Valuation allowance, see F below		(82,772)	(6,212)	(11,153)
Permanent differences and other, net		(1,070)	(6,295)	(7,948)
Income tax expense (benefit)		$ (99,888)	$ 1,432	$ (12,278)

[1]	The tax expense (benefit) was computed based on Tower's regular corporate tax rate of 24% for 2017, 25% for 2016 and 26.5% for 2015
[2]	Reduction in tax rates due to the U.S. Tax Reform and reduction in income tax rates in Japan.